SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash paid during the year for:
Interest paid on debt	$ 158,033	$ 139,015	$ 100,174
Income taxes (reduced by amounts received from affiliates under a tax sharing agreement)	20,122	(73,711)	5,900
Noncash investing and financing activities:
Stock-based compensation	12,517	9,562	3,567
PROTECTIVE LIFE CORPORATION
Cash paid during the year for:
Interest paid on debt	136,590	125,149	75,843
Income taxes (reduced by amounts received from affiliates under a tax sharing agreement)	(8,882)	(3,124)	(921)
Noncash investing and financing activities:
Change in unallocated stock in ESOP			474
Stock-based compensation	$ 12,517	$ 9,562	$ 3,567